Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Common Stock [Member] Issued March 23, 2017 [Member]	Common Stock [Member] Issued March 20, 2018 [Member]	Common Stock [Member] Issued March 20, 2019 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2016	$ 956,480	$ 554				$ 588,024	$ (287)	$ 368,189
Beginning Balance, (in shares) at Dec. 31, 2016		55,436,087
Restricted shares issued	1	$ 1
Restricted shares issued, (in shares)			93,675
Net income	5,310							5,310
Foreign currency translation	10						10
Share-based compensation plan	1,412					1,412
Ending Balance at Dec. 31, 2017	963,213	$ 555				589,436	(277)	373,499
Ending Balance, (in shares) at Dec. 31, 2017		55,529,762
Adjustment to equity for the adoption of the new revenue / leasing standard	(3,352)							(3,352)
Restricted shares issued	2	$ 2
Restricted shares issued, (in shares)				131,542
Forfeited shares - 2013 long-term equity incentive plan		(3,673)
Net income	(5,739)							(5,739)
Foreign currency translation	(86)						(86)
Share-based compensation plan	1,072					1,072
Ending Balance at Dec. 31, 2018	$ 955,110	$ 557				590,508	(363)	364,408
Ending Balance, (in shares) at Dec. 31, 2018	55,657,631	55,657,631
Adjustment to equity for the adoption of the new revenue / leasing standard	$ (136)							(136)
Restricted shares issued	$ 1	$ 1
Restricted shares issued, (in shares)					174,438
Restricted shares cancelled August 14, 2019	(5,425)
Net income	$ (16,607)							(16,706)	$ 99
Foreign currency translation	32						32
Share-based compensation plan	1,502					1,502
Ending Balance at Dec. 31, 2019	$ 939,902	$ 558				$ 592,010	$ (331)	$ 347,566	$ 99
Ending Balance, (in shares) at Dec. 31, 2019	55,826,644	55,826,644